December 12, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Separate Account VUL 3 of Transamerica Life Insurance Company
1933 Act File No.  333-_______/1940 Act File No. 811-09715
Transamerica Journey

CIK No. 0001100102

To the Commission:

On behalf of Transamerica Life Insurance Company (“Transamerica Life”) and Separate  Account VUL 3 (the "Registrant"), we are transmitting for electronic filing via EDGAR under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), an Initial Registration Statement on Form N-6 for the purpose of registering the Transamerica Journey variable life insurance product (the “Policy”).  Exhibits will be included in a pre-effective filing.

The Policy will be issued through the Registrant, which has been in operation since 1999. The Registrant has previously registered as a unit investment trust under the 1940 Act (File No. 811-09715) in connection with issuance of certain other flexible premium deferred variable life policies.

Transamerica Life acknowledges the following with respect to this filing:

•
Commission staff comments, or changes to the disclosure in the filing in response to comments made by the Commission staff in its review of the filing, do not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission, or the Commission staff acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company, on its own behalf or on behalf of the separate account, from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Company, on its own behalf or on behalf of the separate account, may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact Art Woods, Esq. at (727) 299-1830 if you have any questions regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle Morden
Manager – Registered Products & Distribution
cc:          Mary Jane Wilson-Bilik, Esq.
Arthur D. Woods, Esq.